Impairment (Tables)	12 Months Ended
Dec. 31, 2022
Impairment
Schedule of impairment losses reversals

(Losses) / reversals	2022	2021	2020
Property, plant and equipment	(1,163)	3,414	(7,342)
Intangible assets	(1)	1	(12)
Assets classified as held for sale	(151)	(225)	15
Impairment losses	(1,315)	3,190	(7,339)
Investments	(6)	383	(514)
Net effect within the statement of income	(1,321)	3,573	(7,853)
Losses	(1,640)	(654)	(15,692)
Reversals	319	4,227	7,839

Schedule of Impairment Losses, Net of Reversals, Recognized Within Statement of Income
Asset or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (losses) / reversals	Business segment	Comments
				2022
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	8,307	7,747	(628)	E&P	item (a1)
Oil and gas production and drilling equipment in Brazil	486	7	(478)	E&P	item (b1)
Itaboraí utilities	919	777	(142)	Gas &Power	item (c)
Second refining unit in RNEST	792	882	89	RT&M	item (d1)
Others			(5)	Several
			(1,164)
				2021
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	23,734	36,396	3,373	E&P	item (a2)
Oil and gas production and drilling equipment in Brazil	250	-	(250)	E&P	item (b2)
Second refining unit in RNEST	404	767	359	RT&M	item (d2)
Others			(67)	Several
			3,415
				2020
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	42,421	40,511	(7,316)	E&P	item (a3)
Oil and gas production and drilling equipment in Brazil	120	−	(119)	E&P	item (b3)
Second refining unit in RNEST	410	388	(22)	RT&M	item (d3)
Comperj	266	526	260	RT&M	item (e)
Corporate facilities	152	−	(161)	Corporate, others	item (f)
Others			2	Several
			(7,354)
(*) It only includes carrying amounts and recoverable amounts of impaired assets or assets for which reversals were recognized.
(**) The recoverable amounts of assets for impairment computation were their value in use, except for assets held for sale, for which is used fair value.

Schedule of assumptions for average Brent prices and Brazilian real/U.S. dollar average exchange rates
2023-2027 Strategic Plan	2023	2024	2025	2026	2027	Long term Average
Average Brent (US$/barrel)	85	80	75	70	65	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.02	5.00	5.00	4.97	4.88	4.76

At December 31, 2021, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

2022-2026 Strategic Plan (*)	2022	2023	2024	2025	2026	Long term Average
Average Brent (US$/barrel)	72	65	60	55	55	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.40	5.33	5.19	5.15	5.14	5.08

At December 31, 2020, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

2021-2025 Strategic Plan (*)	2021	2022	2023	2024	2025	Long term Average
Average Brent (US$/barrel)	45	45	50	50	50	50
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.50	4.69	4.46	4.28	4.07	3.76

Schedule of Post-tax discount rates, excluding inflation

Activity	12.31.2022	12.31.2021
Producing properties relating to oil and gas activities in Brazil	7.3% p.a.	6.4% p.a.
RT&M in Brazil – postponed projects	7.1% p.a.	6.2% p.a.
Gas utilities	5.7% p.a.	5.1% p.a.

Summary of Assets and CGU Most Sensitive to Future Impairment Losses

Potential impairment losses - 10% reduction in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity
Asset with recoverable amount close to its carrying amount
CGU Marlim Sul	E&P	5,544	5,365	(179)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (CGU Roncador)	E&P	7,313	6,581	(732)
Second refining unit of RNEST	RTC	882	794	(88)
Itaboraí utilities	G&E	777	699	(78)
		14,516	13,439	(1,077)

Potential impairment reversals - 10% increase in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity (*)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (CGU Roncador)	E&P	7,313	8,044	731
Second refining unit of RNEST	RTC	882	970	88
Itaboraí utilities	G&E	777	855	78
		8,972	9,869	897
(*) When calculating a 10% increase in the recoverable amount, the amount of impairment to be reversed is limited to the accumulated impairment of the CGU or to their recoverable amounts, whichever is lower.

Schedule of Impairment Losses, Net of Reversals, Recognized Within Statement of Income

Asset or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (losses) / reversals	Business segment

				2022
Producing properties relating to oil and gas activities	376	300	(116)	E&P
Refinery and associated logistics assets	77	34	(44)	RT&M
Others			9
Total			(151)
				2021
Thermoelectric power plants	91	12	(79)	G&E
Investments in associates and joint ventures	107	44	(67)	G&E
Oil and gas production and drilling equipment	47	-	(46)	E&P
Refineries and associated logistics assets	255	218	(37)	RT&M
Others			4
Total			(225)

				2020
Producing properties relating to oil and gas activities	−	279	67	E&P
Cartola and Ataulfo Alves vessels	80	19	(62)	RT&M
Others			10
Total			15
(*) It only includes carrying amounts and recoverable amounts of impaired assets or assets for which reversals were recognized.
(**) The recoverable amounts of assets for impairment computation were their fair value.